COLUMBIA FUNDS INSTITUTIONAL TRUST

CMG High Yield Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectus and the Statement of Additional Information

dated December 1, 2008

Effective February 20, 2009, Thomas A. LaPointe will no longer co-manage the Fund. Accordingly, all references to Thomas A. LaPointe as a co-manager of the Fund are removed from the Prospectus and Statement of Additional Information for the Fund.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS INSTITUTIONAL TRUST

CMG Enhanced S&P 500® Index Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectus dated December 1, 2008

Effective February 20, 2009, Brian M. Condon will manage the Fund. Accordingly, the table in the section of the Prospectus entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Brian M. Condon Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1999.

Shareholders should retain this Supplement for future reference.